Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (694,074)	$ (3,531,828)	$ (7,056,911)	$ (4,295,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	13,206	698	30,139	2,747
Loss on write-off of asset			22,145
Interest expense	33,000		47,565
Stock based compensation	15,670		8,857,679	112,557
Restricted stock awards				1,000,000
Amortization of operating lease right-of-use	17,577	16,429	67,412	52,869
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(54,877)		(4,284)
(Increase) in prepaid expenses	1,181	(9,628)	14,270	(14,701)
(Increase) decrease in Inventory	(63,373)	(96,496)	728,289	86,275
(Increase) decrease in escrow deposit - real estate			(5,000)
(Increase) decrease in security deposit				(14,500)
Increase (decrease) in due to related party	292,134	3,654,727	(2,180,906)	2,821,826
Increase (decrease) in accounts payable	30,520	34,268	53,340	2,889
Increase (decrease) in other current liability	16,459		(54,504)	118,860
Increase (decrease) in accrued expenses		(31,395)
(Decrease) in operating lease liabilities	(17,671)	(16,145)	20,439	(130,631)
Net cash provided (used) by operating activities	(410,248)	20,630	503,108	(257,255)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(101,376)		(2,554)	(54,631)
Asset put into service			(856,491)
Sale of fixed assets		1,849	1,849	25,000
Net cash used in investing activities	(101,376)	1,849	(857,196)	(29,631)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party notes payable			1,100,000
Payment of note payable				(280,000)
Net proceeds from sale of equity				85,000
Net cash provided by financing activities			1,100,000	(195,000)
Net (decrease) in cash	(511,624)	22,479	745,912	(481,886)
Cash - beginning of year	745,991	79	79	481,965
Cash - end of year	$ 234,367	$ 22,558	745,991	79
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			$ (7,093,476)	$ (4,295,446)